Schedule III - Schedule of Real Estate and Accumulated Depreciation (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 Asset
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of single asset exceeded 5% of the total gross carrying amount	0
Percentage of asset contribution to total gross carrying amount	5.00%
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of single asset exceeded 5% of the total gross carrying amount	0
Percentage of asset contribution to total gross carrying amount	5.00%